INCOME TAXES - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance as of beginning of the year	$ 0	$ 23,742
Increase (decreases) recorded as a provision (benefit) to income tax provision	708	(23,742)
Valuation allowance as of end of year	$ 708	$ 0